Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.58%	0.06%	2.44%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.10%	3.67%	4.97%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	2.65%	4.50%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	0.55%	2.45%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.02%	1.11%	2.57%

[1]	The Fund has added this broad-based index in response to regulatory requirements.
[2]	The Fund no longer compares its performance to the Morningstar LSTA Leveraged Loan Index, Bloomberg Global High Yield 100% Hedged USD Index, Bloomberg U.S. CMBS Investment Grade Index, and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified in standalone benchmark comparisons.